As filed with the United States Securities and Exchange Commission on October 17, 2014

1933 Act Registration No. 002-57526

1940 Act Registration No. 811-02699

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 125	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

`	Amendment No. 121	☒

(Check appropriate box or boxes.)

AIM GROWTH SERIES (INVESCO GROWTH SERIES)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Stephen R. Rimes, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on Date [ ], 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 17th of October, 2014.

Registrant:	AIM GROWTH SERIES (INVESCO GROWTH SERIES FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	October 17, 2014
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	October 17, 2014
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	October 17, 2014
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	October 17, 2014
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	October 17, 2014
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	October 17, 2014
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	October 17, 2014
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	October 17, 2014
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	October 17, 2014
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	October 17, 2014
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	October 17, 2014
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	October 17, 2014
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	October 17, 2014
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	October 17, 2014
(Wayne W. Whalen)

/s/ Suzanne H. Woolsey*	Trustee	October 17, 2014
(Suzanne H. Woolsey)
	Vice President & Treasurer	October 17, 2014
/s/ Sheri Morris	(Principal Financial and
(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated August 29, 2014, filed in Registrant’s Post-Effective Amendment No. 124 on September 26, 2014.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def